Business combination - Schedule of acquisition of Deyu and Jiuyi (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Oct. 30, 2020
Business Acquisition [Line Items]
Net assets acquired (Note)		¥ 16,408
Deyu and Jiuyi
Business Acquisition [Line Items]
Net assets acquired (Note)	¥ 58,578